Preferred Stock (Tables)	12 Months Ended
Dec. 27, 2014
Equity [Abstract]
Schedule Of Preferred Stock
The following summarizes our preferred stock activity:

	2014		2013		2012
	Shares(a)	Amount	Shares(a)	Amount	Shares(a)	Amount
Preferred stock	0.8	$41	0.8	$41	0.8	$41
Repurchased preferred stock
Balance, beginning of year	0.6	$171	0.6	$164	0.6	$157
Redemptions	0.1	10	—	7	—	7
Balance, end of year	0.7	$181	0.6	$171	0.6	$164